Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents [text block]	Cash and cash equivalents

	December 31, 2024	December 31, 2023

Cash and banks	137,653	291,194
Interest earning bank deposits	220,781	132,072
	358,434	423,266
Financial investments are mainly represented by Bank Deposit Certificates and Capitalization Bonds from first-rate financial institutions, with low credit risk, whose profitability is linked to the variation of the Interbank Deposit Certificate (CDI) and offers immediate liquidity and maturity in up to 90 days, indexed to 104% of the CDI for December 31, 2024, and the year ended December 31, 2023.